Recent accounting pronouncements (Details) - ASU 2015-17 - Reclassified - CNY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Current deferred tax assets	¥ 652	¥ 451
Non-current deferred tax assets	652	451
Current deferred tax liabilities	207	9
Non-current deferred tax liabilities	¥ 207	¥ 9